Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset)
Other Investments	kr 33	kr 25	kr 19
Properties	23	23	21
Plan assets	195	189	173
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	53	49	49
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	4	4	3
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	41	49	43
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	18	22	26
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 23	kr 17	kr 12